SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure Text Block1 [Abstract]
SUBSEQUENT EVENTS
34. SUBSEQUENT EVENTS
In February 2020, Brookfield Renewable, through its subsidiary TerraForm Power, completed the acquisition of a portfolio of two concentrated solar power facilities located in Spain with combined nameplate capacity of approximately 100 MW for a total purchase price of approximately €117 million (approximately $128 million as of the date of the acquisition). These facilities are regulated under the Spanish framework for renewable power, with approximately 19 years of remaining regulatory life.
In February 2020, Brookfield Renewable issued 8,000,000 Series 17 Preferred Units at a price of $25 per unit for gross proceeds of $200 million. The holders of the Series 17 Preferred Units are entitled to receive a cumulative quarterly fixed distribution yielding 5.25%.
In March 2020, Brookfield Renewable, together with institutional partners, completed the acquisition of 278 MW of development solar assets in Brazil and 47 MW of operating solar assets in India, with Brookfield Renewable holding a 25% interest in both projects.
In March 2020, Brookfield Renewable, together with institutional partners, completed the sale of a 39 MW portfolio of solar assets in Thailand for total proceeds of $94 million. Brookfield Renewable held a 31% interest in the portfolio.
In June 2020, affiliates of Brookfield Asset Management completed a secondary offering of 10,236,000 LP units at a price of $48.85 per LP unit, for gross proceeds of $500 million. Brookfield Renewable did not sell LP units in the offering and did not receive any proceeds from the offering.
In August 2020, Brookfield Renewable completed an issuance of C$425 million ($319 million) Series 14 medium term notes. The medium term notes have a fixed interest rate of 3.33% and a maturity date of August 2050. The series 14 medium term notes are corporate-level green bonds.
In September 2020, Brookfield Renewable repaid C$400 million ($304 million) of Series 8 medium term notes prior to maturity.
In September 2020, Brookfield Renewable, together with institutional partners, completed the sale of a 33 MW portfolio of solar assets in South Africa for total proceeds of $25 million. Brookfield Renewable held a 31% interest in the portfolio.
In October 2020, Brookfield Renewable, through its subsidiary TerraForm Power, completed the sale of a gross 40% equity interest in an 852 MW wind portfolio in the United State for total proceeds of $264 million ($178 million net to Brookfield Renewable).

In October 2020, Brookfield Renewable
executed
the sale of a 47 MW wind portfolio in Ireland for proceeds of $140 million ($55 million net to Brookfield Renewable). Brookfield Renewable holds a 39% economic interest and 100% voting interest in the Irish wind portfolio.
In October 2020, Brookfield Renewable, together with institutional partners, completed the acquisition of a 1,200 MW solar development portfolio in Brazil for approximately $46 million, which are targeted for commercial operations in early 2023. Brookfield Renewable holds a 25% economic interest.
In October 2020, Brookfield Renewable, alongside institutional partners, acquired a portfolio of loans secured by almost 2,500 MW of operating assets from one of the largest non-banking
financial companies in India for approximately $200 million.

Brookfield Renewable holds a 25% economic interest.
In October 2020, Brookfield Renewable, alongside institutional partners, funded the final C$400 million tranche of the C$750 million convertible securities Brookfield Renewable agreed to invest in
 TransAlta Corporation at the beginning of 2019.

Brookfield Renewable holds a 25% economic interest.
In October 2020, affiliates of Brookfield Asset Management completed a secondary offering of 4,663,250 exchangeable shares at a price of C$80.20 ($60.06) per exchangeable share, for gross proceeds of C$374 million ($285 million). Brookfield Renewable did not sell exchangeable shares in the offering and will not receive any of the proceeds from the offering. After giving effect to the secondary offering, Brookfield Asset Management owns, directly and indirectly, 215,367,457 LP units, Redeemable/Exchangeable partnership units, and exchangeable shares representing approximately 50.4% of Brookfield Renewable on a fully-exchanged basis
(assuming the exchange of all
 of
the

outstanding Redeemable/Exchangeable partnership units and exchangeable shares)
with the remaining approximately 49.6% held by public investors.
In November 2020, Brookfield Renewable completed
the buyout
of the lease on its 192 MW hydroelectric facility in Louisiana for $560 million ($420 million net to Brookfield Renewable).
In November 2020, Brookfield Renewable announced a
three-for-two
split of Brookfield Renewable’s outstanding LP units and of BEPC’s outstanding shares.
Given the ongoing and dynamic nature of the circumstances surrounding
COVID-19,
it is difficult to predict how significant the impact of
COVID-19,
including any responses to it, will be on the global economy and Brookfield Renewable or for how long any disruptions are likely to continue. The extent of such impact will depend on future developments, which are highly uncertain, rapidly evolving and difficult to predict, including new information which may emerge concerning the severity of
COVID-19
and additional actions which may be taken to contain
COVID-19.
Such developments could have an adverse effect on our assets, liabilities, business, financial condition, results of operations and cash flow.
Formation of BEPC and Acquisition of TerraForm Power
On July 29, 2020, Brookfield Renewable contributed its renewable power assets in the United States, Brazil and Colombia (excluding a 10% interest in certain Brazilian and Colombian operations, which continues to be held indirectly by Brookfield Renewable) to BEPC. On July 30, 2020, Brookfield Renewable completed the special distribution whereby unitholders of record as of July 27, 2020 (the “Record Date”) received one exchangeable share for every four LP units held. Immediately prior to the special distribution, Brookfield Renewable received exchangeable shares through a distribution by BRELP (the “BRELP distribution”) of the exchangeable shares to all of its unitholders. As a result of the BRELP Distribution, (i) Brookfield and its subsidiaries received approximately 33.1 million exchangeable shares and (ii) Brookfield Renewable received approximately 44.7 million exchangeable shares, which it subsequently distributed to unitholders pursuant to the special distribution. Upon completion of the special distribution, (i) public holders of LP units held approximately 42.8% of the issued and outstanding exchangeable shares (ii) Brookfield and its affiliates held approximately 57.2% of the issued and outstanding exchangeable shares, and (iii) a subsidiary of Brookfield Renewable owned all of the issued and outstanding class B multiple voting shares, or class B shares, which represent a 75.0% voting interest in BEPC, and all of the issued and outstanding class C non-voting
shares, or class C shares, of BEPC, which entitle Brookfield Renewable to the residual value in BEPC after payment in full of the amount due to holders of exchangeable shares and class B shares. Brookfield Renewable directly and indirectly controlled BEPC prior to the special distribution and continues to control BEPC subsequent to the special distribution through its interests in
BEPC
. The exchangeable shares are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BEPC”.

The thresholds used for the calculation of incentive distribution rights that Brookfield is entitled to as the owner of the
1
% GP interest in BRELP were reduced on the completion of the special distribution to give effect to the special distribution, to $0.300 and $0.338, respectively.
On July 31, 2020, Brookfield Renewable completed the acquisition of TerraForm Power, Inc. (“TerraForm Power”) pursuant to which Brookfield Renewable acquired all of the Class A common stock of TerraForm Power not owned by Brookfield Renewable or its affiliates (“public TerraForm Power shares”), representing a 38% interest in TerraForm Power (the “TerraForm Power acquisition”). Pursuant to the TerraForm Power acquisition, each holder of public TerraForm Power shares received 0.47625 of an exchangeable share of BEPC or of a partnership unit for each public TerraForm Power share held by such holder. The TerraForm Power acquisition was completed in exchange for 37,035,241 exchangeable shares and 4,034,469 LP units. After giving effect to the special distribution and the TerraForm Power acquisition, Brookfield and its affiliates, including Brookfield Renewable, through its ownership of exchangeable shares and class B shares, holds an approximate 84.7% voting interest in BEPC. Holders of exchangeable shares, excluding Brookfield and its affiliates and Brookfield Renewable, hold an approximate 15.3% aggregate voting interest in BEPC.
Concurrently with the TerraForm Power acquisition, Brookfield Renewable entered into a voting agreement with Brookfield whereby Brookfield agreed to provide Brookfield Renewable with a number of voting rights, including the authority to direct the election of the Boards of Directors of the Brookfield entity that owns shares in TerraForm Power. As a result, Brookfield Renewable controls and consolidates TerraForm Power from an accounting point of view.
Following the closing of the TerraForm Power acquisition, Brookfield owned, directly and indirectly, 220,030,707 LP units and Redeemable/Exchangeable partnership units and exchangeable shares, representing approximately 51.5% of Brookfield Renewable on a fully-exchanged basis (assuming the exchange of all of the outstanding Redeemable/ Exchangeable partnership units and exchangeable shares) and the remaining approximately 48.5% was held by public investors. The percentages assume that all of the outstanding Redeemable/Exchangeable partnership units of BRELP and exchangeable shares are exchanged for LP units (on a one-for-one
basis). After giving effect to the secondary offering, Brookfield Asset Management owns, directly and indirectly, 215,367,457 LP units, Redeemable/Exchangeable partnership units, and exchangeable shares representing approximately 50.4% of Brookfield Renewable on a fully-exchanged basis (assuming the exchange of all of the outstanding Redeemable/Exchangeable partnership units and exchangeable shares) with the remaining approximately 49.6% held by public investors.